=========================
                                                       OMB APPROVAL
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                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

                                                       Estimated average burden
                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21675

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Mitchell York, President
                    Wertz York Capital Management Group, LLC
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-329-2673

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SEMI-ANNUAL REPORT

                                  The Core Fund

                               Semi-annual Report

                                   (Unaudited)


                                  June 30, 2005


                                  Fund Adviser:

                    Wertz York Capital Management Group, LLC
                           3434 Colwell Ave, Suite 100
                                Tampa, FL 33614

                             Toll Free: 877-411-1167

THE CORE FUND
EXPENSES
JUNE 30, 2005 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2005 through June 30, 2005.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

                                             Beginning                Ending             January 1, 2005
                                           Account Value           Account Value             Through
                                          January 1, 2005          June 30, 2005          June 30, 2005
Actual                                       $1,000.00                $1,006.20               $3.99
Hypothetical
   (5% return before expenses)                1,000.00                 1,020.83                4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.62% for the fiscal period of January 1, 2005 to June 30, 2005.

THE CORE FUND
FUND PROFILE
6/30/2005 (UNAUDITED)

-----------------------------------------------------
                   Asset Allocation
                  (% of Net Assets)

Federal Home Loan Bank System                  78.85%
Federal National Mortgage Association          20.28%
Federal Home Loan Mortgage Corporation         13.53%
Government National Mortgage Association        2.85%
Municipal Bonds                                 2.82%
Short Term Investments                          0.47%
Liabilities in Excess of other Assets        (18.80)%
                                             --------
Total Net Assets                              100.00%
                                             ========
-----------------------------------------------------


THE CORE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                        Principal
                                                          Amount       Value
                                                        ---------   -----------
MUNICIPAL BONDS - 2.82%
California - 1.64%
Inland Empire Public Facilities Corp.
  3.30%, 03/01/2024 (a)                                 $3,500,000  $ 3,500,000
                                                                    -----------
Ottawa - 1.18%
Brazos Student Finance Corp.
  3.25%, 03/01/2040 (a)                                  2,500,000    2,501,562
                                                                    -----------
TOTAL MUNICIPAL BONDS (Cost $6,000,000)                               6,001,562
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 115.51%
FEDERAL HOME LOAN BANK SYSTEM - 78.85%
  1.93%, 11/04/2005                                      1,890,000    1,880,083
  2.10%, 07/28/2006                                      3,000,000    2,947,980
  2.22%, 09/02/2005                                      3,000,000    2,993,682
  2.25%, 10/27/2005                                      3,000,000    2,988,444
  2.35%, 12/16/2005                                      2,000,000    1,988,986
  2.375%, 02/15/2006                                     3,000,000    2,975,880
  2.375%, 12/19/2008 (a)                                 4,300,000    4,280,478
  2.46%, 12/02/2005                                      2,000,000    1,991,722
  2.48%, 11/18/2005 to 12/29/2005                        6,000,000    5,971,824
  2.50%, 12/23/2005                                      3,000,000    2,984,157
  2.60%, 01/27/2006 (a)                                  5,000,000    4,978,470
  2.65%, 02/23/2006                                      3,000,000    2,980,068
  2.81%, 05/03/2006                                      4,000,000    3,969,292
  2.82%, 12/16/2005                                      2,000,000    1,992,804
  2.875%, 12/21/2005                                     3,000,000    2,989,149
  3.00%, 01/18/2006 to 03/16/2006                        9,000,000    8,960,975
  3.00%, 02/23/2006 (a)                                  5,000,000    4,990,360
  3.06%, 04/13/2006                                      5,000,000    4,974,820
  3.07%, 09/01/2006 (a)                                  7,000,000    6,992,566
  3.08%, 04/05/2007 (a)                                  5,000,000    4,991,230
  3.13%, 09/14/2006 (a)                                  5,000,000    4,994,775
  3.25%, 03/16/2010 (a)                                  2,000,000    1,999,366
  3.255%, 11/06/2007 (a)                                20,000,000   19,992,940
  3.33%, 03/30/2007 (a)                                  1,575,000    1,574,012
  3.35%, 02/22/2007 (a)                                  4,000,000    3,995,260
  3.39%, 05/11/2007 (a)                                 15,000,000   15,000,615
  3.47%, 05/16/2008 (a)                                 30,000,000   30,060,000
  3.77%, 02/18/2010 (a)                                 10,000,000    9,998,000
  3.125%, 05/14/2013 (a)                                 1,000,000      998,265
  7.16%, 08/26/2005 (a)                                    500,000      501,590
                                                                    -----------
                                                                    167,937,793
                                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.53%
  Pool 780242, 3.319%, 02/01/2033 (a)                    1,876,205    1,910,780
  Pool C90580, 6.00%, 09/01/2022                           614,984      634,168
  Pool M80692, 6.50%, 07/01/2008                           122,093      124,136
  Pool M80718, 5.00%, 01/01/2009                           974,565      987,752
  Pool M80739, 6.00%, 03/01/2009                           224,192      227,785
  Pool M80753, 6.50%, 05/01/2009                           160,025      162,693
  Pool M80765, 5.00%, 08/01/2009                           460,410      466,640
  Pool M80828, 4.00%, 07/01/2010                           743,898      736,306
  Pool M90727, 6.00%, 05/01/2007                            65,016       66,077
  Pool M90747, 5.50%, 08/01/2007                           189,203      192,146
  Pool M90748, 5.00%, 08/01/2007                         1,441,998    1,462,496
  Pool M90754, 5.00%, 09/01/2007                         1,626,430    1,649,549
  Pool M90779, 5.50%, 11/01/2007                           621,929      631,603
  Pool M90805, 4.50%, 04/01/2008                         1,011,709    1,016,770
  Pool M90818, 4.00%, 06/01/2008                           510,633      508,063
  Pool M90819, 4.50%, 06/01/2008                           409,776      411,826
  Pool M90828, 3.50%, 07/01/2008                         1,163,279    1,141,069
  Pool M90836, 5.00%, 06/01/2008                           729,051      739,463
  Series *, 5.25%, 01/15/2006                            4,000,000    4,030,784
  Series 2513, 5.00%, 10/15/2015                           308,899      312,037
  Series 2558, 5.00%, 05/15/2011                            31,123       31,108
  Series 2581, 4.00%, 02/15/2017                         1,112,095    1,103,983
  Series 2613 HB, 4.50%, 10/15/2013                        959,141      963,094
  Series 2705, 4.50%, 02/15/2023                         1,552,793    1,560,511
  Series 2712, 4.50%, 02/15/2012                         1,514,744    1,521,433
  Series MTN, 2.05%, 11/28/2005                            238,000      236,602
  Series MTN, 2.89%, 03/15/2006                          2,000,000    1,988,728
  Series MTN1, 3.39%, 11/17/2006 (a)                     4,000,000    4,000,000
                                                                    -----------
                                                                     28,817,602
                                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.28%
 2.32%, 09/12/2005                                      2,000,000     1,995,564
 2.375%, 12/15/2005                                     9,840,000     9,786,047
 2.75%, 11/18/2005 (a)                                  3,000,000     2,994,045
 3.00%, 03/30/2006 to 12/14/2006 (a)                    6,000,000     5,973,519
 3.01%, 06/02/2006                                      6,000,000     5,955,504
 5.50%, 02/15/2006                                      2,000,000     2,021,968
 Pool 190609, 7.00%, 02/01/2014                           399,861       424,629
 Pool 252268, 5.50%, 01/01/2009                           444,643       454,995
 Pool 254506, 5.00%, 10/01/2012                           814,083       829,808
 Pool 254566, 4.50%, 11/01/2009                           774,759       773,409
 Pool 254584, 5.00%, 12/01/2012                         1,303,900     1,342,487
 Pool 254663, 5.00%, 02/01/2013                         1,316,265     1,348,189
 Pool 254806, 4.50%, 07/01/2013                           689,442       691,166
 Pool 254914, 4.50%, 09/01/2013                         3,273,407     3,286,425
 Pool 254958, 4.50%, 10/01/2013                         1,609,729     1,616,106
 Pool 768359, 4.432%, 12/01/2033 (a)                      726,468       728,713
 Series 1, 2.75%, 11/09/2007 (a)                        2,000,000     1,993,046
 Series 1, 3.50%, 12/22/2006                            1,000,000       995,501
                                                                   ------------
                                                                     43,211,121
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.85%
 Pool 80701, 3.375%, 06/20/2033 (a)                     1,823,433     1,841,098
 Pool 80728, 4.00%, 08/01/2033 (a)                        639,716       649,397
 Pool 80825, 4.50%, 02/20/2034 (a)                        999,803     1,021,354
 Series 2003-110, 5.00%, 05/20/2029                     2,538,126     2,561,583
                                                                   ------------
                                                                      6,073,432
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (Cost $246,724,165)                                                246,039,948
                                                                   ------------

                                                         Shares        Value
                                                       ----------  ------------
SHORT TERM INVESTMENTS - 0.47%
Money Market Funds - 0.47%
Morgan Stanley Institutional Liquidity Fund
  Government Portfolio 2.74% (a)                          997,356       997,356
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $997,356)                            997,356
                                                                   ------------
Total Investments (Cost $253,721,521) - 118.80%                    $253,038,866
Liabilities in Excess of Other Assets, Net (18.80)%                 (40,049,910)
                                                                   ============
TOTAL NET ASSETS - 100.00%                                         $212,988,956
                                                                   ============

                    Schedule of Reverse Repurchase Agreements

                                                         Amount       Value
                                                       ----------  ------------
REVERSE REPURCHASE AGREEMENTS - 18.76% (b)
 3.17%, 07/13/2005 (b)                                 30,231,771    30,231,771
 3.15%, 07/15/2005 (c)                                  9,950,495     9,950,495
                                                                   ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
 (Proceeds $40,182,266)                                            $ 40,182,266
                                                                   ============

                        Schedule of Securities Sold Short

                                                         Amount       Value
                                                       ----------  ------------
U.S. TREASURY NOTE - 21.21%
  4.25%, 02/15/2015                                    45,000,000    45,174,060
                                                                   ------------
TOTAL SECURITIES SOLD SHORT
 (Proceeds $44,903,099)                                            $ 45,174,060
                                                                   ------------

Footnotes
(a) Variable rate security, the coupon rate shown represents the rate at June 30, 2005.
(b) Transaction counter party is Morgan Stanley; date of the agreement was 6/15/2005 with $30,311,634.25 to repaid on termination (7/15/2005).
(c) Transaction counter party is Morgan Stanley; date of the agreement was 6/13/2005 with $9,976,615.10 to repaid on termination (7/13/2005).

    The accompanying notes are an integral part of the financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005 (UNAUDITED)

Assets:
  Investments, at market (identified cost: $253,721,521)                  $ 253,038,866
  Deposits with brokers for securities sold short                            44,900,746
  Receivables:
     Interest & receivable                                                    1,116,168
                                                                          -------------
Total Assets                                                                299,055,780
                                                                          -------------
Liabilities:
  Securities sold short, at value (proceeds: $44,903,099)                    44,945,183
  Reverse repurchase agreements payable (proceeds: $40,182,266)              40,182,266
  Interest payable from securities sold short                                   672,246
  Distributions payable                                                          28,292
  Payable for investments purchased                                             150,000
  Accrued advisory fees                                                          87,655
  Accrued trustee fees                                                            1,182
                                                                          -------------
Total Liabilities                                                            86,066,824
                                                                          -------------
Net Assets                                                                $ 212,988,956
Net Assets consist of:
  Paid-in Capital                                                           216,449,575
  Accumulated net realized loss on investments                               (2,507,003)
  Net unrealized depreciation on investments                                   (953,616)
                                                                          -------------
Net Assets (Unlimited shares authorized; 21,792,345 shares outstanding)   $ 212,988,956
                                                                          =============

NAV, offering price and redemption price per share
  ($212,988,956/21,792,345 shares)                                        $        9.77
                                                                          =============

     The accompanying notes are an integral part of the financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

Investment Income:
  Interest                                                          $ 3,382,086
                                                                    -----------
Total Investment Income:                                              3,382,086
                                                                    -----------
Expenses:
  Investment advisory fees                                            1,027,776
  Trustee expenses                                                        4,687
  Interest expense from reverse repurchase agreements                   209,915
  Interest expense from securities sold short                           112,221
                                                                    -----------
Total Expenses:                                                       1,354,599
                                                                    -----------

  Investment advisory fees waived & reimbursed                         (536,075)
                                                                    -----------
Total Net Expenses:                                                     818,524
                                                                    -----------

  Net investment income                                               2,563,562
                                                                    -----------

Realized and unrealized loss on investments:
  Net realized loss from investments (excluding short securities)      (378,841)
  Net realized loss from short securities                              (307,031)
  Net change in unrealized depreciation on investments                 (537,036)
                                                                    -----------
  Net realized and unrealized loss on investments                    (1,222,908)
                                                                    -----------
Net increase in net assets resulting from operations                $ 1,340,654
                                                                    ===========

     The accompanying notes are an integral part of the financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                             ----------------      -----------------
                                                                                  For the
                                                                             Six-Month Period          For the
                                                                                  Ended              Fiscal Year
                                                                              June 30, 2005             Ended
                                                                                (Unaudited)        December 31, 2004
                                                                             ----------------      -----------------
Increase in Net Assets
Operations:
  Net investment income                                                        $   2,563,562         $   3,224,015
  Net realized loss on investments                                                  (685,872)             (693,735)
  Change in net unrealized appreciation (depreciation)                              (537,036)             (276,120)
                                                                               -------------         -------------
Net increase (decrease) in net assets resulting from operations                    1,340,654             2,254,160
                                                                               -------------         -------------

Distributions to shareholders from:
  Net investment income                                                           (2,563,793)           (3,223,783)
                                                                               -------------         -------------
Total Distributions                                                               (2,563,793)           (3,223,783)
                                                                               -------------         -------------

Capital Share Transactions:
  Proceeds from shares sold                                                       67,275,000           138,560,000
  Reinvestment of distributions                                                    2,308,083             2,850,210
  Amount paid for shares repurchased                                             (37,235,518)         (119,260,019)
                                                                               -------------         -------------
Net increase (decrease) in net assets resulting from share transactions           32,347,565            22,150,191
                                                                               -------------         -------------

Increase in net assets                                                            31,124,426            21,180,568
                                                                               -------------         -------------

Net Assets:
  Beginning of period                                                            181,864,530           160,683,962
                                                                               -------------         -------------
  End of period                                                                $ 212,988,956         $ 181,864,530
                                                                               =============         =============

     Undistributed net investment income                                       $          --         $         232
                                                                               =============         =============

Share Transactions:
  Shares sold                                                                      6,861,523            14,061,428
  Shares issued in reinvestment of distributions                                     235,617               289,068
  Shares repurchased                                                              (3,799,964)          (12,097,987)
                                                                               -------------         -------------
Net increase (decrease) from capital transactions                                  3,297,176             2,252,509
                                                                               =============         =============

     The accompanying notes are an integral part of the financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             For the
                                            Six Month            For the
                                           Period Ended          Fiscal                For the          For the
                                          June 30, 2005        Year Ended         Fiscal Year Ended   Period Ended
                                           (Unaudited)        Dec. 31, 2004         Dec. 31, 2003    Dec. 31, 2002 (a)
                                           -----------         -----------           -----------       -----------
Net Asset Value,
Beginning of Period                        $      9.83         $      9.89           $     10.00       $     10.00
                                           -----------         -----------           -----------       -----------

Investment Operations:
  Net investment income                           0.12                0.20                  0.20              0.25
  Net realized and unrealized gain/(loss)
  on investments                                 (0.06)              (0.06)                (0.10)             0.00
                                           -----------         -----------           -----------       -----------
Total from investment operations                  0.06                0.14                  0.10              0.25
                                           -----------         -----------           -----------       -----------

Distributions from:
  Net investment income                          (0.12)              (0.20)                (0.21)            (0.25)
                                           -----------         -----------           -----------       -----------
Total distributions                              (0.12)              (0.20)                (0.21)            (0.25)
                                           -----------         -----------           -----------       -----------

Net Asset Value, End of Period             $      9.77         $      9.83           $      9.89       $     10.00
                                           ===========         ===========           ===========       ===========
Total Return                                      0.62% (b)           1.38%                 1.03%             2.52% (b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)       $   212,989         $   181,865           $   160,684       $    59,848
Ratio of expenses to average net assets:
  Before advisory fee waiver                      1.32% (c)           1.00%                 1.00%             1.00% (c)
  After advisory fee waiver                       0.80% (c)           0.50%                 0.56%             0.60% (c)
Ratio of net investment income
to average net assets:
  Before advisory fee waiver                      1.97% (c)           1.98%                 2.02%             2.57% (c)
  After advisory fee waiver                       2.49% (c)           1.48%                 1.58%             2.17% (c)
Portfolio turnover rate                          55.43%             262.65%               194.53%           241.11%

(a) For the period of January 9, 2002 (commencement of operations) to December 31, 2002.
(b)   Not annualized.
(c)   Annualized.

    The accompanying notes are an integral part of the financial statements.

                                  The Core Fund
                          Notes to Financial Statements
                            For the Six Months Ended
                                  June 30, 2005
                                  (Unaudited)

NOTE 1. ORGANIZATION

The Fund is a diversified, registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated 10/21/2004 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board) to issue an unlimited number of shares of beneficial interest of separate series. At the close of business on February 4, 2005, the Institutional Short-Term Government Bond Fund merged with and into The Core Fund, a series of WY Funds, in a tax-free reorganization. Originally, the Fund was organized as a diversified series of the AmeriPrime Advisors Trust on September 20, 2001 and commenced operations on January 9, 2002. On March 11, 2003, the Institutional Short-Term Government Bond Fund changed its name to the Institutional Short-Term Government Bond Fund (The Core Fund). The Fund's adviser is Wertz York Capital Management Group, LLC ("the Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Reverse Repurchases Agreements - The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that includes an interest factor. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or liquid securities consistent with the Fund's investment restrictions) having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that the account maintains a value equal to the repurchase price.

Short Sales - The Fund is authorized to engage in short-selling of securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund will arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed securities at their prevailing market value sometime in the future. In addition to the sale proceeds retained by the broker, the Fund's custodian maintains a segregated account of securities and cash as collateral for short sales. This segregated account includes some of the securities held long as shown in the Schedule of Portfolio Investments. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Wertz York Capital Management Group, LLC. Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2006. For the six months ended June 30, 2005, the Adviser earned a fee of $1,027,776 from the Fund, prior to waiver of management fees totaling $536,075 or 0.52% of the Fund's average daily net assets. At June 30, 2005, the Fund owed the adviser $87,655 for its advisory services.

The Fund retains Citco Mutual Fund Services Inc. (Citco) to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Citco Mutual Fund Distributors, Inc. acts as the principal distributor of the Fund's shares.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2005, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

                                                                      Amount
                                                                  -------------
Purchases
   U.S. Government Obligations                                    $ 139,679,576
   Other                                                             56,825,000

Sales
   U.S. Government Obligations                                    $  23,552,949
   Other                                                             71,900,000

At June 30, 2005, the net unrealized depreciation of investments for tax purposes was as follows:

                                                                      Amount
                                                                  -------------
Gross Appreciation                                                $      72,613
Gross (Depreciation)                                                 (1,026,229)
Net Depreciation on Investments                                        (953,616)

At June 30, 2005, the cost of securities held by the Fund, net of proceeds from the sale of securities short, for federal income tax purposes was $168,865,033.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005, no shareholder held over 25% of the Fund s shares.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward of $1,851,716, which is available for offset against future taxable net capital gains. The loss carry forwards expire as follow:

      Year of Expiration                                       Amount
      ------------------                                     ----------
      2010                                                   $  122,929
      2011                                                      726,001
      2012                                                    1,002,786

To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.12 per share for the six months ended June 30, 2005. The tax character of distributions paid in the six months ended June 30, 2005 and the fiscal year ended December 31, 2004 was as follows:

                                         Six Months Ended
                                         June 30, 2005          2004
                                         ----------             ----------
Distributions paid from:
      Ordinary Income                    $2,563,793             $3,223,783
      Short-term Capital Gain - -
      Long-Term Capital Gain - -
                                         $2,563,793             $3,223,783
                                         ==========             ==========

As of December 31, 2004, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                  $       232

Undistributed long-term capital gain/(accumulated losses)            (1,790,545)
Unrealized appreciation/(depreciation)                                 (447,166)
                                                                    -----------
                                                                    $(2,237,479)
                                                                    ===========

Approval of Management Agreement with Adviser (Unaudited)

On January 21, 2005, the Board of Trustees considered and approved the Management Agreement between the Trust and the Adviser. The Management Agreement will remain in force for two years from the date of its execution (i.e., until January 21, 2007). Thereafter, the Management Agreement may be continued from year to year, subject to annual approval by (i) the Board or (ii) a vote of a majority of the outstanding voting securities of the Fund, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trustees reviewed with legal counsel a memorandum regarding their duties with respect to approval of the contract and the factors they should consider in deciding to approve the contract. The Board requested and received written materials from the Adviser, including a written response to a questionnaire prepared by Fund counsel regarding the nature of the services provided by the Adviser (the "Report"). As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser's business, personnel and management style. They also reviewed the Adviser's compliance procedures with respect to the Fund, the Adviser's brokerage policies and a certification from the Adviser regarding its code of ethics. The Trustees also reviewed the Adviser's Form ADV, which described the educational and professional background of the Adviser's investment personnel, and reviewed the Adviser's profit and loss statement for calendar year 2004 and its balance sheet as of January 7, 2005. The Trustees discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board's expectations. The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance of the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Institutional Short-Term Government Bond Fund of AmeriPrime Advisors Trust, the predecessor to the Fund, as compared to the one-year constant maturing Treasury index (CMT) and the State Board of Administration ("SBA"), a funding vehicle available to local Florida municipalities and other institutions for short term investments, which the portfolio managers indicated was the appropriate comparison. The Trustees concluded that the Adviser had performed reasonably well, trailing the SBA slightly for 2004, but outperforming the SBA slightly since inception (January 9, 2002) and underperforming the one-year CMT slightly since inception. The Board did not consider performance of the Adviser in managing other accounts because the Institutional Short-Term Government Bond Fund is the only account that uses the same strategy as the Fund.

As to the cost of the services provided by the Adviser, the Trustees reviewed information in the Report showing that the advisory fee received by the Adviser (after waiver of 50 basis points and payment of estimated Fund expenses) was less than average for its peer funds and showing that the expense ratio of the Fund after waiver was significantly less than the average paid by its Lipper peer group. The Trustees therefore concluded that the advisory fee and expense ratios were reasonable. The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost to the Adviser of providing services to the Fund and the profitability to the Adviser of the services provided to the Fund, based upon information derived with respect to the Institutional Short-Term Government Bond Fund. The information provided showed that the Adviser's operating margin for 2004 was significantly less than the average operating margin for public investment advisers. The Trustees also reviewed information regarding the Adviser's receipt of research information from brokers with whom fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Institutional Short-Term Government Bond Fund. The Trustees discussed the value of such research to the Adviser and its use in managing the Institutional Short-Term Government Bond Fund. As for economies of scale and whether fee levels reflect those economies of scale, the Adviser indicated that it was prepared to consider breakpoints at significantly higher asset levels, but that at current levels of profitability, it did not believe that breakpoints were necessary. The Trustees concluded that breakpoints were not necessary at this time, but that they would consider the need to introduce breakpoints at higher asset levels. The Board also considered the fact that the Adviser has been waiving fees for the Institutional Short-Term Government Bond Fund to maintain expenses at current levels and would contractually commit to continue the fee waiver through April 2006.

The Trustees then discussed the written materials that they had received before the meeting and the Adviser's oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information provided, the Trustees concluded that the fees in the Management Agreement were reasonable and approved the Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12 month period are available without charge, upon request by calling the Fund at (866) 319-3655 and in documents filed with the SEC on the SEC's website at www.sec.gov.

PORFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRUSTEES

Douglas Conner, Chairman
Tammy Evans
Randy K, Sterns
M. Brent Wertz

OFFICERS

Mitchell P. York, President & CCO
M. Brent Wertz, Treasurer & Secretary

INVESTMENT ADVISER

Wertz York Capital Management Group, LLC
3434 Colwell Avenue
Suite 100
Tampa, FL 33614

DISTRIBUTOR

Citco Mutual Fund Distributors, Inc
83 General Warren Boulevard, Suite 200, Malvern, PA 19355

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL

Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN

Wachovia Bank
123 S. Broad Street
Philadelphia, PA 19109

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT

Citco Mutual Fund Services, Inc.
83 General Warren Boulevard, Suite 200, Malvern, PA 19355

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing. Distributed by Citco Mutual Fund's Distributors, Inc., Member NASD/SIPC.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 17, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds

By (Signature and Title)* /s/ Mitchell York              President
                          -----------------
Date    08/26/2005            Mitchell York

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mitchell York              President
                          -----------------
                              Mitchell York

Date    08/26/2005

By (Signature and Title)* /s/ Brent Wertz                Treasurer
                              -----------
                              Brent Wertz

Date    08/26/2005

* Print the name and title of each signing officer under his or her signature.